UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-07255

                       Oppenheimer International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.3%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]               16,635,000     $   23,214,836
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%,
10/9/07 [JPY]                                                            510,000,000          5,234,381
                                                                                         ---------------
Total U.S. Government Obligations (Cost $25,005,964)                                         28,449,217
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--68.0%
--------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
1.98%, 8/3/12 1                                                           15,620,000         13,140,731
2.352%, 5/3/05 1                                                             396,000            389,383
Series PRE8, 2%, 1/3/10 2,3,4   [ARP]                                     15,670,000          7,891,670
Series PR12, 2%, 1/3/16 2,3,4   [ARP]                                     18,075,972          7,783,766
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 2,3,4                           660,000            372,900
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Bonds:
Series 4BR, 5%, 12/20/49 2,3,4   [JPY]                                   119,000,000            313,555
Series 4RG, 5%, 12/20/49 2,3,4   [JPY]                                   178,000,000            469,015
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, Series 6RG, 5.125%,
6/14/04 2,3,4   [JPY]                                                    494,000,000          1,301,649
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 2,3,4   [ARP]                                  1,439,569            580,856
                                                                                         ---------------
                                                                                             32,243,525
--------------------------------------------------------------------------------------------------------
AUSTRALIA--2.3%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                             62,395,000         50,144,006
--------------------------------------------------------------------------------------------------------
AUSTRIA--3.2%
Austria (Republic of) Nts.:
3.80%, 10/20/13 [EUR]                                                     29,045,000         40,087,903
5.50%, 10/20/07 [EUR]                                                      2,440,000          3,566,639
Series 98-1, 5%, 1/15/08 [EUR]                                             9,795,000         14,191,673
--------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%,
7/15/12 [EUR]                                                              6,525,000          9,769,212
                                                                                         ---------------
                                                                                             67,615,427
--------------------------------------------------------------------------------------------------------
BELGIUM--3.1%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                          3,545,000          5,296,058
5.50%, 3/28/28 [EUR]                                                       5,400,000          8,692,701
Series 19, 6.50%, 3/31/05 [EUR]                                            7,460,000         10,242,417
Series 32, 3.75%, 3/28/09 [EUR]                                           19,125,000         26,796,316
Series 35, 5.75%, 9/28/10 [EUR]                                            9,415,000         14,491,703
                                                                                         ---------------
                                                                                             65,519,195
--------------------------------------------------------------------------------------------------------
BRAZIL--3.4%
Brazil (Federal Republic of) Bonds:
8.875%, 10/14/19                                                           5,450,000          5,757,925
10.50%, 7/14/14                                                           13,615,000         16,167,813
Series 15 yr., 3.125%, 4/15/09 1                                              15,883             15,804
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                          37,017,004         37,919,293
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                            2,290,000          2,839,600
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 4 [JPY]        500,000,000          4,940,470


                     1 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
BRAZIL Continued
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                1,530,000          1,780,920
11%, 8/17/40                                                               3,135,200          3,723,834
Cl. B, 8.875%, 4/15/24                                                        81,000             84,240
                                                                                         ---------------
                                                                                             73,229,899
--------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                             1,505,000          1,888,775
8.25%, 1/15/15 5                                                           1,505,000          1,888,775
                                                                                         ---------------
                                                                                              3,777,550
--------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                     40,874,000,000         17,859,462
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 5.50%, 4/27/05 [JPY]         960,000,000          9,465,092
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]          1,845,000          2,999,724
                                                                                         ---------------
                                                                                             30,324,278
--------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                              59,310,000         11,237,639
--------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                      2,090,000          1,771,275
--------------------------------------------------------------------------------------------------------
ECUADOR--0.3%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 1                          6,690,000          5,803,575
--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 5                         1,185,000          1,226,475
--------------------------------------------------------------------------------------------------------
FINLAND--2.6%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                         20,985,000         32,344,711
--------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:                             3,470,000          4,743,198
2.75%, 7/4/06 [EUR]
5%, 7/4/07 [EUR]                                                          12,415,000         17,844,778
                                                                                         ---------------
                                                                                             54,932,687
--------------------------------------------------------------------------------------------------------
FRANCE--2.7%
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/13 [EUR]                                                        13,960,000         19,525,404
5.50%, 10/25/07 [EUR]                                                     12,375,000         18,070,494
5.50%, 10/25/10 [EUR]                                                      3,080,000          4,690,542
5.75%, 10/25/32 [EUR]                                                      5,300,000          8,922,039
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 7/12/05 [EUR]             5,050,000          6,964,703
                                                                                         ---------------
                                                                                             58,173,182
--------------------------------------------------------------------------------------------------------
GERMANY--1.9%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                          7,865,000         10,685,154
5.375%, 1/4/10 [EUR]                                                       7,205,000         10,813,866
Series 01, 5%, 7/4/11 [EUR]                                                9,135,000         13,621,170
Series 02, 5%, 7/4/12 [EUR]                                                4,200,000          6,283,730
                                                                                         ---------------
                                                                                             41,403,920
--------------------------------------------------------------------------------------------------------


                     2 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
GREECE--3.3%
Greece (Republic of) Bonds:
5.35%, 5/18/11 [EUR]                                                      25,040,000     $   37,746,175
6.50%, 1/11/14 [EUR]                                                      14,195,000         23,317,752
--------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                6,980,000          9,907,938
                                                                                         ---------------
                                                                                             70,971,865
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                              525,000            621,469
10.25%, 11/8/11 5                                                            160,000            189,400
                                                                                         ---------------
                                                                                                810,869
--------------------------------------------------------------------------------------------------------
HUNGARY--0.5%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]      1,918,660,000         10,586,703
--------------------------------------------------------------------------------------------------------
IRELAND--3.4%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                52,335,000         71,847,696
--------------------------------------------------------------------------------------------------------
ITALY--2.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                              6,980,000          9,515,836
Buoni del Tesoro Poliennali, 4.25%, 2/1/19 [EUR]                          13,785,000         19,222,552
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                          14,745,000         20,853,843
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                            5,125,000          7,389,000
                                                                                         ---------------
                                                                                             56,981,231
--------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
3/29/18 2,3,4 [FRF]                                                       16,007,500            559,746
--------------------------------------------------------------------------------------------------------
JAPAN--3.5%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]    7,578,800,000         74,352,044
--------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.2%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                              1,445,000          1,387,892
8.875%, 4/15/08                                                            2,160,000          2,510,058
                                                                                         ---------------
                                                                                              3,897,950
--------------------------------------------------------------------------------------------------------
MEXICO--3.4%
Mexican Williams Sr. Nts., 3.242%, 11/15/08 1,4                              500,000            521,875
--------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
8.30%, 8/15/31                                                            50,000,000         58,725,000
Series MI10, 8%, 12/19/13 [MXN]                                          111,905,000          8,979,184
Series M20, 8%, 12/7/23 [MXN]                                             43,415,000          3,152,279
--------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                             205,000,000          2,181,038
                                                                                         ---------------
                                                                                             73,559,376
--------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 6 [NZD]                     7,110,000          5,332,205
--------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20             1,375,000          1,292,500
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                       628,586            544,275
                                                                                         ---------------
                                                                                              1,836,775


                     3 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                             6,670,000     $    6,970,150
8.125%, 4/28/34                                                            2,030,000          2,151,800
9.375%, 1/16/23                                                            5,585,000          6,478,600
                                                                                         ---------------
                                                                                             15,600,550
--------------------------------------------------------------------------------------------------------
PERU--0.3%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 7                              5,742,145          3,467,451
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                    3,400,000          3,706,000
                                                                                         ---------------
                                                                                              7,173,451
--------------------------------------------------------------------------------------------------------
POLAND--4.3%
Poland (Republic of) Bonds:
Series 0K0805, 5.15%, 8/12/05 7 [PLZ]                                    102,160,000         32,888,058
Series DS1013, 5%, 10/24/13 [PLZ]                                         55,940,000         17,579,996
Series WS0922, 5.75%, 9/23/22 [PLZ]                                       10,000,000          3,371,837
Series DS0509, 6%, 5/24/09 [PLZ]                                         114,745,000         38,153,843
                                                                                         ---------------
                                                                                             91,993,734
--------------------------------------------------------------------------------------------------------
PORTUGAL--3.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                                              9,710,000         13,930,161
--------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 8,9 [EUR]                                            34,195,000         52,636,131
                                                                                         ---------------
                                                                                             66,566,292
--------------------------------------------------------------------------------------------------------
RUSSIA--5.1%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts., 9.60%,
10/25/14                                                                  23,330,000         28,835,763
--------------------------------------------------------------------------------------------------------
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%,
10/25/09 4 [EUR]                                                           2,500,000          3,873,862
--------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 4                 3,590,000          3,531,860
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,5                    8,580,000          8,880,300
--------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                             62,210,000         64,152,507
                                                                                         ---------------
                                                                                            109,274,292
--------------------------------------------------------------------------------------------------------
SOUTH AFRICA--1.8%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                        76,130,000         18,674,249
Series R186, 10.50%, 12/21/26 [ZAR]                                       31,865,000          7,465,362
Series R203, 8.25%, 9/15/17 [ZAR]                                         30,810,000          5,544,032
Series R204, 8%, 12/21/18 [ZAR]                                           34,150,000          6,028,740
                                                                                         ---------------
                                                                                             37,712,383
--------------------------------------------------------------------------------------------------------
SPAIN--2.5%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                       8,945,000         12,673,461
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                       5,500,000          7,786,047
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                       8,060,000         12,281,448
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                        5,200,000          8,729,667
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.10%, 2/18/05 7 [EUR]                  8,450,000         11,454,626
                                                                                         ---------------
                                                                                             52,925,249
--------------------------------------------------------------------------------------------------------


                     4 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
SWEDEN--0.5%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                 63,420,000     $   10,220,141
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--2.6%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                       8,000,000         11,204,567
4.25%, 7/15/13 [EUR]                                                       9,660,000         13,787,237
5%, 7/15/11 [EUR]                                                         15,405,000         22,993,381
5.50%, 1/15/28 [EUR]                                                       5,300,000          8,561,261
                                                                                         ---------------
                                                                                             56,546,446
--------------------------------------------------------------------------------------------------------
TURKEY--0.3%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                  6,680,000          6,897,100
--------------------------------------------------------------------------------------------------------
UKRAINE--0.2%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                              3,800,000          4,066,000
--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.9%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                            55,075,000        103,888,161
--------------------------------------------------------------------------------------------------------
VENEZUELA--1.1%
Venezuela (Republic of) Collateralized Par Bonds, Series W-B,
6.75%, 3/31/20                                                               159,000            158,603
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 3.625%, 12/18/07 1                  13,362             13,362
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.50%, 10/8/14                                                            12,564,000         13,353,019
10.75%, 9/13/13                                                            8,700,000         10,408,680
                                                                                         ---------------
                                                                                             23,933,664
                                                                                         ---------------
Total Foreign Government Obligations (Cost $1,300,858,900)                                1,454,936,556
--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.7%
--------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.938%, 3/4/10 1,4  [JPY]                                                194,879,283          1,882,800
2.183%, 3/4/10 1,4                                                           745,250            734,071
2.813%, 9/4/06 1,4                                                           657,141            650,569
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
3/21/05 1                                                                  5,390,000          5,396,199
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
1/25/06 1                                                                  3,155,000          3,114,301
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 4                       3,005,000          3,068,706
                                                                                         ---------------
Total Loan Participations (Cost $14,321,564)                                                 14,846,646
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--5.9%
--------------------------------------------------------------------------------------------------------
Asia Aluminum Holdings Ltd., 8% Sr. Sec. Nts., 12/23/11 4                  4,215,000          4,278,225
--------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 2,3,4                                                                 2,000                 --
--------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 4                         1,330,000          1,333,325
--------------------------------------------------------------------------------------------------------
European Investment Bank Nts., 2.125%, 9/20/07 [JPY]                     136,000,000          1,398,887
--------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                  7,850,000          8,360,682
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.40% Sr. Unsec. Unsub. Nts.,
11/2/06 [JPY]                                                          4,101,000,000         40,945,485
--------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
1.90% Unsec. Bonds, 7/8/09 [JPY]                                         113,000,000          1,173,559
6.26% Nts., 12/8/09 1 [BRR]                                               11,200,000          4,227,410
--------------------------------------------------------------------------------------------------------


                     5 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development (The), 2%
Nts., 2/18/08 [JPY]                                                      121,000,000     $    1,248,613
--------------------------------------------------------------------------------------------------------
Japan (Government of) Unsec. Unsub. Nts., 2.875%, 7/28/05 [JPY]        3,320,000,000         32,922,594
--------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 2.05% Unsec. Unsub. Nts.,
9/21/09 [JPY]                                                            104,000,000          1,087,761
--------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 2,3,4                                                                550,000              3,438
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts.,
10/13/10                                                                   4,570,000          5,490,855
--------------------------------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Nts., Series INTL, 3/18/08 [JPY]            1,980,000,000         19,544,940
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 5                                3,330,000          3,354,975
                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $120,843,289)                                         125,370,749

                                                                              SHARES
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.9%
--------------------------------------------------------------------------------------------------------
Aegis Group plc                                                              403,510            836,676
--------------------------------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                                                    2,000              6,968
--------------------------------------------------------------------------------------------------------
Arriva plc                                                                    85,350            884,863
--------------------------------------------------------------------------------------------------------
BAE Systems plc                                                              170,700            755,411
--------------------------------------------------------------------------------------------------------
Celesio AG                                                                    10,447            847,745
--------------------------------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                                                34,700            833,044
--------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                             11,802            845,406
--------------------------------------------------------------------------------------------------------
Continental AG                                                                13,096            832,184
--------------------------------------------------------------------------------------------------------
Corus Group plc 3                                                            768,150            744,760
--------------------------------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                                                3,000              6,909
--------------------------------------------------------------------------------------------------------
E.ON AG                                                                        9,484            866,026
--------------------------------------------------------------------------------------------------------
Friends Provident plc                                                        513,640          1,518,653
--------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                        14,093            853,970
--------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                                   42,024            826,372
--------------------------------------------------------------------------------------------------------
Imerys SA                                                                     10,510            882,143
--------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                96            809,447
--------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                            77,950            805,247
--------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                   118,943            767,628
--------------------------------------------------------------------------------------------------------
Klepierre                                                                      9,351            828,079
--------------------------------------------------------------------------------------------------------
Lafarge SA                                                                     8,515            821,755
--------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                          99,381            902,492
--------------------------------------------------------------------------------------------------------
MAN AG                                                                        21,063            808,221
--------------------------------------------------------------------------------------------------------
Merck KGaA                                                                    13,818            944,740
--------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                                     129,301            776,033
--------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                        92            784,698
--------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                                                151,000            813,428
--------------------------------------------------------------------------------------------------------
Novar plc                                                                    257,620            931,094
--------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                     173,000            869,474
--------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                   139,080            794,384
--------------------------------------------------------------------------------------------------------
Pilkington plc                                                               392,170            828,221
--------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                     97            111,127
--------------------------------------------------------------------------------------------------------
Rakuten, Inc. 3                                                                  873            783,800
--------------------------------------------------------------------------------------------------------
RMC Group plc                                                                 49,720            810,434
--------------------------------------------------------------------------------------------------------
Rolls-Royce Group plc                                                        159,030            754,145
--------------------------------------------------------------------------------------------------------
RWE AG                                                                        15,026            829,218
--------------------------------------------------------------------------------------------------------
SABMiller plc                                                                 48,570            805,677
--------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 3                                                   15,100            829,638
--------------------------------------------------------------------------------------------------------
Severn Trent plc                                                              47,070            873,876
--------------------------------------------------------------------------------------------------------


                     6 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                       89,398     $      813,978
--------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                        8,185            828,290
--------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                 39,590            824,949
--------------------------------------------------------------------------------------------------------
Suez SA                                                                       34,014            907,102
--------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                               85,050            771,942
--------------------------------------------------------------------------------------------------------
Technip SA                                                                     4,762            880,294
--------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                                     45,100            809,837
--------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                      85,852            781,691
--------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                             3,630            795,546
--------------------------------------------------------------------------------------------------------
TUI AG                                                                        35,884            851,129
--------------------------------------------------------------------------------------------------------
Unibail                                                                        5,638            887,427
--------------------------------------------------------------------------------------------------------
United Utilities plc                                                          74,360            899,413
--------------------------------------------------------------------------------------------------------
Vinci                                                                          6,465            868,210
                                                                                         ---------------
Total Common Stocks (Cost $36,235,367)                                                       40,743,794

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
ICG Communications, Inc. Wts., Exp. 9/15/05  3,4                                 495                  5
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07  3,4                         50                  1
--------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05  3,4                                     640                 --
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20  3,4                                                                500                 --
                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $481)                                                   6

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--18.3%
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Linked Unsec. Nts., 1.12%, 2/2/05                     $     9,500,000         11,666,950
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         31,110,000,000         16,235,519
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
10 [COP]                                                              12,430,000,000          6,449,809
Colombia (Republic of) Unsec. Credit Linked Nts., 3.12%, 11/20/09         17,040,000         17,268,336
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 11
[COP]                                                                 22,700,000,000         11,773,991
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]    7,400,000,000          3,838,217
Dominican Republic Peso Unsec. Credit Linked Nts., 24.05%,
3/21/05 [DOP]                                                            258,787,000          8,520,267
Dominican Republic Peso Unsec. Credit Linked Nts., 24.32%,
3/7/05 [DOP]                                                             240,620,000          8,075,376
Indonesia (Republic of) Recapitalization Unsec. Credit Linked
Nts., 13.15%, 3/17/10                                                      9,523,810          9,833,316
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.462%, 11/8/05 11                                                        4,406,270          5,273,190
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                    17,650,000          5,700,320
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 4 [UAH]          41,174,000          7,754,049
Ukraine Hryvnia Unsec. Credit Linked Nts., 8%, 5/25/05 [UAH]              14,747,028          2,720,563
Ukraine Hryvnia Unsec. Credit Linked Nts., 8%, 5/27/05 [UAH]              18,167,000          3,351,486
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]         321,528,000         11,568,396
Moscow ( City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                           277,800,000         11,014,790
Moscow ( City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                            280,840,000         11,467,937
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                     289,282,000         10,911,316
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%,
10/18/07                                                                   4,238,000          4,667,013


                     7 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 868, 27.50%, 8/25/05                                             $      4,070,000     $    3,603,090
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 872, 23.57%, 10/20/05 1                                                19,769,000         21,261,852
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 880, 20%, 10/18/07                                                     12,320,000         15,019,066
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
NAS 316, 24.45%, 2/23/06                                                   7,266,000          5,846,732
(USA), U.S. Dollar/South African Rand Linked Nts., Series FBi 43,
1.468%, 5/23/22                                                            2,100,000          1,995,840
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
European Investment Bank Credit Bonds, 5.65%, 1/19/10  10                  8,475,000          6,418,118
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13               11,285,000         13,739,488
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13               11,282,000         13,735,835
Korea (Republic of) Credit Bonds, 2.49%, 6/20/09                           7,225,000          7,308,810
Nigeria (Federal Republic of) Naira Linked Nts., 13.25%,
3/17/05 [NGN]                                                          1,170,917,000          8,540,703
Nigeria (Federal Republic of) Naira Linked Nts., 13.75%,
3/3/05 [NGN]                                                             762,830,000          5,600,198
Nigeria (Republic of) Credit Linked Nts., 13.90%, 2/24/05 [NGN]        1,356,559,000          9,984,437
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                 1,435,000          1,527,777
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                 1,435,000          1,510,679
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [ROL]     227,400,000,000          8,349,995
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]       33,200,000,000          1,244,632
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]      100,000,000,000          3,748,893
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/27/07 [ROL]       56,400,000,000          2,114,376
Romania (The State of) Leu Linked Nts., 11.49%, 12/4/06 [ROL]         91,186,500,000          3,168,643
Russian Federation Linked Nts., 15%, 3/11/05 [RUR]                       141,112,000          5,232,191
Russian Federation Linked Nts., 8.40%, 12/2/09 [RUR]                     233,573,000          8,485,306
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 4 [UAH]         46,272,000          8,605,198
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11                   7,740,000          8,347,203
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 [UAH]             13,256,000          2,465,217
Ukraine (Republic of) Hryvnia Credit Linked Nts., 12/17/05 [UAH]          17,602,000          3,310,403
Ukraine (Republic of) Hryvnia Credit Linked Nts., 11.70%,
5/31/06 [UAH]                                                             20,689,000          3,894,480
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%,
10/17/07                                                                  13,040,000         15,654,520
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
28.25%, 5/26/05                                                           11,674,353         11,824,952
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of)
Credit Bonds, 5%, 9/20/09                                                  3,260,000          3,611,624
--------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Shekel Linked Nts., 7.50%, 4/5/14 [ILS]                 56,205,300         14,014,896
OAO Gazprom III Credit Nts., 4.705%, 7/5/06                                3,590,000          3,781,752
                                                                                         ---------------
Total Structured Notes (Cost $360,664,827)                                                  392,037,747

                                            DATE           STRIKE          CONTRACTS
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.3%
--------------------------------------------------------------------------------------------------------
Brazilian Real Call 3                    1/19/05            $2.80         14,125,000            127,125
--------------------------------------------------------------------------------------------------------
Euro Call 3,4                             1/5/05             1.33        123,280,000          3,559,094
--------------------------------------------------------------------------------------------------------
Japanese Yen Call 3,4                     1/3/05           103.97     14,122,000,000          1,906,470
--------------------------------------------------------------------------------------------------------
Turkish Lira Put 3                        1/6/05             1.00         13,975,000              6,988
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%,
2/15/31 Call 3                           1/18/05         109.285%             79,220            278,552
                                                                                         ---------------
Total Options Purchased (Cost $5,063,577)                                                     5,878,229


                     8 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.8%
--------------------------------------------------------------------------------------------------------
Undivided interest of 8.63% in joint repurchase agreement
(Principal Amount/Value $1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $124,646,432 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 4/1/34--10/1/34, with a value of
$1,474,609,071  (Cost $124,624,000)                                 $    124,624,000     $  124,624,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding investments purchased with
cash collateral from securities loaned) (Cost $1,987,617,969)                             2,186,886,944
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.9%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES --0.0%
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 12                             2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS --0.9%
Undivided interest of 0.65% in joint repurchase agreement
(Principal Amount/Value $2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at $18,290,780 on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with
a value of $2,908,566,289 12                                               18,287,184        18,287,184
                                                                                         ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $20,287,184)                                                         20,287,184
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,007,905,153)                              103.1%     2,207,174,128
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (3.1)       (66,464,014)
                                                                    ------------------------------------
Net Assets                                                                     100.0%    $2,140,710,114
                                                                    ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
COP         Colombian Peso
DKK         Danish Krone
DOP         Dominican Republic Peso
EUR         Euro
FRF         French Franc
GBP         British Pound Sterling
HUF         Hungarian Forint
ILS         Israeli Shekel
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
NGN         Nigeria Naira
NZD         New Zealand Dollar
PEN         Peruvian New Sol
PLZ         Polish Zloty
ROL         Romanian Leu
RUR         Russian Ruble
SEK         Swedish Krona
UAH         Ukraine Hryvnia
ZAR         South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

3. Non-income producing security.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $65,917,175, which represents 3.08% of the Fund's net assets, of which $502,485 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,539,925 or 0.73% of the Fund's net assets as of December 31, 2004.

6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     PRINCIPAL     EXPIRATION        EXERCISE         PREMIUM
                               SUBJECT TO CALL           DATE           PRICE        RECEIVED       VALUE
---------------------------------------------------------------------------------------------------------
New Zealand (Government
of) Bonds, 7%,  7/15/09                 $7,110         3/7/05       $    5.95        $ 20,019     $ 3,338

7. Zero coupon bond reflects effective yield on the date of purchase.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

9. A sufficient amount of securities has been designated to cover outstanding written put options, as follows.

                             CONTRACTS         EXPIRATION         EXERCISE         PREMIUM
                        SUBJECT TO PUT              DATES            PRICE        RECEIVED        VALUE
-------------------------------------------------------------------------------------------------------
Brazilian Real (BRR)        14,125,000BRR         1/19/05           $ 2.65        $ 21,541   $   98,522
Turkish Lira ( TRL)         13,975,000TRL          1/6/05             1.00          43,323      139,750
                                                                                  ---------------------
                                                                                  $ 64,864   $  238,272
                                                                                  =====================

10. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See accompanying Notes to Quarterly Statement of Investments.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $16,838,634. See accompanying Notes to Quarterly Statement of Investments.

12. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, (excluding Investments Purchased with Cash Collateral from Securities Loaned) is as follows:

Geographic Holdings                              Value            Percent
-------------------------------------------------------------------------
United States                             $246,307,677              11.2%
Russia                                     197,895,132               9.0
Japan                                      117,898,710               5.3
United Kingdom                             117,000,202               5.3
Poland                                      91,993,734               4.2
Colombia                                    85,890,150               3.9
Brazil                                      84,896,849               3.8
Turkey                                      84,774,325               3.8
Mexico                                      73,559,376               3.3
Ireland                                     71,847,696               3.2
Greece                                      70,971,865               3.2
Austria                                     67,615,427               3.1
France                                      66,717,434               3.0
Portugal                                    66,566,292               3.0
Belgium                                     65,519,195               3.0
Italy                                       56,981,231               2.6
The Netherlands                             56,546,446               2.6
Finland                                     54,932,687               2.5
Spain                                       52,925,249               2.4
Australia                                   50,144,006               2.3
Germany                                     49,867,349               2.3
Indonesia                                   45,822,577               2.1
Ukraine                                     44,514,599               2.0
South Africa                                39,708,223               1.8
Argentina                                   32,243,525               1.5
Venezuela                                   27,545,288               1.2
Nigeria                                     25,962,113               1.2
Romania                                     18,626,539               0.8
Dominican Republic                          18,366,918               0.8
Panama                                      15,600,550               0.7
Israel                                      14,014,896               0.6
Peru                                        12,873,771               0.6
Denmark                                     11,237,639               0.5
Korea, Republic of South                    11,206,760               0.5
Hungary                                     10,586,703               0.5
Sweden                                      10,220,141               0.5
Supranational                                8,048,469               0.4
Ecuador                                      5,803,575               0.3
New Zealand                                  5,332,205               0.2
Bermuda                                      4,278,225               0.2
Bulgaria                                     3,777,550               0.2
Luxembourg                                   3,354,975               0.1
Algeria                                      3,267,440               0.1
Cayman Islands                               1,333,325               0.1
El Salvador                                  1,226,475               0.1
Guatemala                                      810,869               0.0
Ivory Coast                                    559,746               0.0
                                      ------------------------------------
Total                                   $2,207,174,128             100.0%
                                      ====================================


                     10 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,008,406,500
                                              ===============

Gross unrealized appreciation                 $  203,114,283
Gross unrealized depreciation                     (4,346,655)
                                              ---------------
Net unrealized appreciation                   $  198,767,628
                                              ===============

                     11 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 18.3% of the Fund's net assets and resulted in unrealized gains of $31,372,920.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $12,903,204 of securities on a when-issued basis or forward commitment.


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $19,276,595, representing 0.90% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                              VALUATION
                                     EXPIRATION        CONTRACT AMOUNT            AS OF       UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                      DATES                 (000S)    DEC. 31, 2004     APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso ( ARP)          2/2/05 - 1/18/05              32,660ARP     $ 10,987,530      $   299,368      $        --
Australian Dollar (AUD)                 1/21/05              21,950AUD       17,174,644          584,834               --
Brazilian Real (BRR)          1/14/05 -10/21/05             171,209BRR       60,017,838        5,816,306               --
British Pound Sterling
(GBP)                                   1/21/05               8,900GBP       17,061,141               --           89,159
Chilian Peso (CLP)             1/21/05 -1/24/05          20,713,710CLP       37,271,546          971,546               --
Colombian Peso (COP)            1/7/05- 3/16/05          65,500,875COP       27,736,251        1,482,766               --
Czech Koruna ( CZK)                     4/22/05             327,676CZK       14,676,214        1,600,278               --
Euro ( EUR)                     2/17/05 -4/1/05              79,615EUR      108,280,986        4,028,735               --
Indian Rupee (INR)             11/9/05-12/20/05             491,940INR       11,177,780          248,715               --
Japanese Yen (JPY)              3/15/05- 4/1/05          32,006,300JPY      314,189,139       15,075,104               --
Mexican Peso (MXN)                       1/6/05             124,140MXN       11,124,388            3,721               --
New Zealand Dollar (NZD)                1/21/05              23,510NZD       16,937,001          291,921               --
Russian Ruble (RUR)                    10/27/05             302,480RUR       10,758,823          396,370               --
Slovakia Korona (SKK)           2/18/05-3/21/05             658,400SKK       23,071,746        1,049,501               --
South Korean Won (KRW)                  2/23/05           5,739,220KRW        5,537,808          143,804               --
Swedish Krona (SEK)                     2/16/05             139,080SEK       20,938,683          885,855               --
                                                                                             ----------------------------
                                                                                              32,878,824           89,159
                                                                                             ----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                  3/2/05              65,600AUD       51,174,858               --          610,052
Brazilian Real (BRR)                     1/4/05              11,382BRR        4,278,560               --           64,491
British Pound Sterling
(GBP)                           5/9/05 - 6/8/05              33,635GBP       64,080,411               --        2,334,658
Colombian Peso (COP)                    1/18/05          14,760,400COP        6,261,583               --           46,678
Euro ( EUR)                     2/18/05 -6/8/05              44,725EUR       60,865,740               --        2,688,844
Japanese Yen (JPY)               1/20/05-6/8/05           2,982,000JPY       29,270,679               --          305,423
Norwegian Krone (NOK)           1/20/05-2/16/05         225,820,000NOK       37,304,827               --        1,054,360
Swiss Franc (CHF)                1/20/05-4/1/05              46,870CHF       41,345,498               --          360,085
Turkish Lira (TRL)                      6/21/05      21,244,306,530TRL       14,546,156               --          499,447
                                                                                             ----------------------------
                                                                                                       0        7,964,038
                                                                                             ----------------------------
Total unrealized appreciation and depreciation                                               $32,878,824      $ 8,053,197
                                                                                             ============================


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity Or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                        UNREALIZED
                                   EXPIRATION      NUMBER OF   VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                    DATES      CONTRACTS     DEC. 31, 2004      (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC -40 10 Index                      3/18/05            106       $ 5,514,680       $       9,565
DAX Index                             3/18/05             49         7,113,226             (11,948)
FTSE 100 Index                        3/18/05            134        12,342,376             (80,354)
Japan (Government of) Bonds,
10 yr.                                 3/9/05             23         3,106,021             436,997
Japan (Government of) Bonds,
10 yr.                                3/10/05             25        33,756,221           1,249,997
Nikkei 225 Index                      3/10/05             51         5,713,672         (34,680,000)
                                                                                     -------------
                                                                                     $(33,075,743)
                                                                                     =============


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity as of December 31, 2004 was as follows:

                                                    CALL OPTIONS                     PUT OPTIONS
                                  ------------------------------     ---------------------------
                                      PRINCIPAL/                      PRINCIPAL/
                                       NUMBER OF       AMOUNT OF      NUMBER OF        AMOUNT OF
                                       CONTRACTS        PREMIUMS      CONTRACTS         PREMIUMS
------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004                14,995,007,110     $ 1,096,886             --      $        --
Options written                            7,110          20,019     28,100,000           64,863
Options closed or expired        (14,995,007,110)     (1,096,886)            --               --
                                 ---------------------------------------------------------------
Options outstanding as of
December 31, 2004                          7,110     $    20,019     28,100,000      $    64,863
                                 ===============================================================


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                                   FIXED RATE     FLOATING RATE
                                                      PAID BY       RECEIVED BY                                          UNREALIZED
                                      NOTIONAL    THE FUND AT       THE FUND AT   FLOATING               TERMINATION   APPRECIATION
SWAP COUNTERPARTY                       AMOUNT  DEC. 31, 2004     DEC. 31, 2004   RATE INDEX                   DATES  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citibank Global Markets
Holdings Inc.               $   333,000,000TWD           2.02%             1.06%  90 Day CPTW                 3/4/09    $   (17,214)
Citibank Global Markets
Holdings Inc.                   333,000,000TWD           2.02              1.14   90 Day CPTW                3/23/09         (9,130)
Deutsche Bank AG                500,000,000INR           4.87              4.55   Six-Month MIFOR            3/22/09        500,272
Deutsche Bank AG, 5 yr.         454,000,000INR           4.83              4.97   IRS                        1/14/09        397,921
Deutsche Bank AG, 5 yr.         187,000,000TWD           2.59              1.19   90 Day CPTW                8/19/09         (3,593)
JP Morgan Chase Bank             13,500,000             3.342              2.56   Three-Month LIBOR flat     3/31/08        116,478
JP Morgan Chase Bank              3,880,000EUR           3.14              2.20   Six-Month LIBOR flat       7/14/08        (59,538)
JP Morgan Chase Bank          1,080,000,000HUF           8.88              7.00   Six-Month LIBOR flat       7/14/08       (329,468)
JP Morgan Chase Bank             65,000,000EUR           2.11              3.43   Six-Month LIBOR            10/8/09      1,387,102
JP Morgan Chase Bank            125,000,000EUR           2.21              4.11   Six-Month LIBOR            10/8/14      5,921,187
JP Morgan Chase Bank            161,780,000MXN           9.10             10.88   28 Day MXN TIIE           11/16/14        178,950
JP Morgan Chase Bank             49,550,000              4.74              2.41   Three-Month LIBOR flat     12/2/14       (368,650)
JP Morgan Chase Bank             66,000,000ZAR           7.45              9.78   Three-Month LIBOR flat     2/20/11      1,069,113
JP Morgan Chase Bank             66,000,000ZAR           7.45              9.68   Three-Month LIBOR flat     2/18/11      1,013,161
Morgan Stanley Capital
Services, Inc.,                 147,000,000EUR           3.06              2.24   Six-Month EURIBOR          12/3/05     (1,390,522)
                                                                                                                        -----------
                                                                                                                        $ 8,406,069
                                                                                                                        ===========

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR        Euro
HUF        Hungary Forints
INR        Indian Rupee
MXN        Mexican Peso
TWD        New Taiwan Dollar
ZAR        South African Rand
CPTW       Bloomberg Taiwan Secondary Commercial Papers
EURIBOR    Euro Interbank Offered Rate
LIBOR      London-Interbank Offered Rate
MIFOR      Mumbai Interbank Forward Offer Rates

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

As of December 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                                                      UNREALIZED
                                                      EXPIRATION         NOTIONAL         VALUATION AS OF           APPRECIATION
CONTRACT DESCRIPTION                                       DATES           AMOUNT           DEC. 31, 2004         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Ltd.:
Venezuela (Republic of) Credit Nts.                     11/20/09      $ 6,960,000          $    (332,500)        $     (332,500)
Venezuela (Republic of) Credit Nts.                     11/20/09       17,040,000               (545,845)              (545,845)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Export-Import Bank of Korea Credit
Bonds                                                    6/20/09        1,440,000                (19,296)               (19,296)
Korea Deposit Insurance Corp. Credit
Bonds                                                    6/20/09        1,440,000                (19,152)               (19,152)
Korea Development Bank Credit Bonds                      6/20/09        1,440,000                (18,720)               (18,720)
Korea Electric Power Corp. Credit
Bonds                                                    6/20/09        1,440,000                (19,728)               (19,728)
Panama (Republic of) Credit Nts.                         5/13/08        1,835,000               (120,442)              (120,442)
Philippines (Republic of) 10 yr., Credit Bonds           7/25/13        2,335,000                 66,373                 66,373
Samsung Electronic Co. Ltd. Credit Bonds                 6/20/09        1,440,000                (18,144)               (18,144)
United Mexican States Credit Bonds                       9/20/13        2,790,000               (182,521)              (182,521)
Venezuela (Republic of) Credit Bonds                     8/20/14        2,950,000             (1,533,210)              (611,887)
Venezuela (Republic of) Credit Bonds                    10/20/09        6,960,000               (472,253)              (472,253)
Venezuela (Republic of) Credit Bonds                    10/20/09       11,475,000               (700,054)              (700,054)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Chile (Republic of) Credit Bonds                        12/20/13        8,500,000               (354,424)              (354,424)
Export-Import Bank of Korea Credit
Bonds                                                    6/20/09          720,000                (15,733)               (15,733)
Inter-American Development Bank Credit
Bonds                                                   12/20/13       15,910,000                (13,366)               (13,366)
Jordan (Kingdom of) Credit Nts.                           6/6/06          390,000                 (1,173)                (1,173)
Korea Deposit Insurance Corp. Credit
Bonds                                                    6/20/09          720,000                (15,461)               (15,461)
Korea Development Bank Credit Bonds                      6/20/09          720,000                (15,429)               (15,429)
Korea Electric Power Co. Credit Bonds                    6/20/09          720,000                (16,508)               (16,508)
Russian Federation Credit Bonds                          10/9/13          550,000                (31,535)               (31,535)
Samsung Electronics Co. Ltd. Credit Bonds                6/20/09          720,000                (15,612)               (15,612)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds                8/20/09        5,120,000               (793,598)              (793,598)
Russian Federation Credit Bonds                         10/28/14       50,000,000             (2,256,253)            (2,256,253)
Turkey (Republic of) Credit Bonds                       11/11/09        1,660,000                (64,176)               (64,176)
Turkey (Republic of) Credit Bonds                       11/11/06        3,645,000                 43,724                  43,724
United Mexican States Credit Bonds                      11/20/14       50,000,000             (1,221,520)            (1,221,520)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Bonds                8/20/09        5,770,000               (885,253)              (885,253)
Brazil (Federal Republic of) Credit Bonds                8/20/09        5,770,000               (898,097)              (898,097)
Panama (Republic of) Credit Bonds                       11/20/14        3,810,000               (234,926)              (234,926)
Philippines (Republic of) Credit Bonds                   6/20/09        5,000,000                (90,445)               (90,445)
Philippines (Republic of) Credit Bonds                   6/20/09        5,000,000                (62,113)               (62,113)
Philippines (Republic of) Credit Bonds                   6/20/09        2,500,000                (35,779)               (35,779)
Venezuela (Republic of) Credit Bonds                     7/20/14        5,000,000             (1,370,785)            (1,370,785)
Venezuela (Republic of) Credit Bonds                     2/20/14        2,135,000               (666,332)              (666,332)
Venezuela (Republic of) Credit Bonds                     8/20/06        4,890,000                273,299                273,299
Venezuela (Republic of) Credit Bonds                     8/20/06        2,445,000               (330,912)              (330,912)
---------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Brazil (Federal Republic of) Credit Bonds               10/20/09        4,780,000               (345,814)              (345,814)
Russian Federation Credit Bonds                          11/4/14        4,290,000               (172,853)              (172,853)
Russian Federation Credit Bonds                          11/5/14        2,145,000                (78,023)               (78,023)
Russian Federation Credit Bonds                          11/2/14        4,290,000               (206,396)              (206,396)
Venezuela (Republic of) Credit Bonds                     6/20/14        6,040,000             (1,533,210)            (1,533,210)
Venezuela (Republic of) Credit Bonds                     8/20/06        3,260,000               (185,041)              (185,041)
Venezuela (Republic of) Credit Bonds                     8/20/09        1,630,000                207,012                207,012
                                                                                                                 ---------------
                                                                                                                 $  (14,380,901)
                                                                                                                 ===============


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

SWAPTION TRANSACTIONS. The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity as of December 31, 2004 was as follows:

                                               CALL SWAPTIONS                      PUT SWAPTIONS
                                 ----------------------------       ----------------------------
                                     NOTIONAL       AMOUNT OF           NOTIONAL       AMOUNT OF
                                       AMOUNT        PREMIUMS             AMOUNT        PREMIUMS
------------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004               $ 50,550,000       $ 500,195       $ 62,395,000       $ 291,178
Swaptions written                  49,050,000         485,365         62,395,000         215,509
Swaptions closed or expired       (50,550,000)       (500,195)       (62,395,000)       (291,178)
                                 ---------------------------------------------------------------
Swaptions outstanding as of
December 31, 2004                 $49,050,000       $ 485,365        $62,395,000       $ 215,509
                                 ===============================================================

As of December 31, 2004, the Fund had entered into the following swaption contracts:


                             NOTIONAL    EXPIRATION      EXERCISE    PREMIUM
SWAPTIONS                      AMOUNT         DATES          RATE    RECEIVED        VALUE
-------------------------------------------------------------------------------------------
Deutsche Bank AG           62,395,000AUD     2/3/05           5.69% $ 215,509    $ 161,782
British Pound Sterling     49,050,000GBP    3/29/05           4.79    485,365      364,040
                                                                    ----------------------
                                                                    $ 700,874    $ 525,822
                                                                    ======================

Notional amount is denoted in the following currencies:

AUD      Australian Dollar
GBP      British Pound Sterling


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                            ACQUISITION                   VALUATION AS OF         UNREALIZED
SECURITY                           DATE         COST        DEC. 31, 2004       APPRECIATION
--------------------------------------------------------------------------------------------
Currency
Russian Ruble                  12/29/04    $ 500,140             $502,485             $2,346

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $19,960,925. Cash of $20,287,184 was received as collateral for the loans, and has been invested in approved instruments.


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)